Quarterly portfolio holdings
John Hancock
CQS Multi Asset Credit Fund
Closed-end alternative
July 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Consolidated Fund’s investments

As of 7-31-25 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Corporate bonds 21.8%					$17,843,722
(Cost $16,812,193)
Communication services 0.9%					703,608
Media 0.9%
Virgin Media Secured Finance PLC	4.125	08-15-30	GBP	500,000	597,792
Ziggo Bond Company BV	6.125	11-15-32	EUR	100,000	105,816
Consumer discretionary 2.3%					1,896,372
Hotels, restaurants and leisure 1.6%
888 Acquisitions, Ltd.	10.750	05-15-30	GBP	400,000	545,428
Pinnacle Bidco PLC	10.000	10-11-28	GBP	139,000	193,930
Punch Finance PLC	7.875	12-30-30	GBP	100,000	135,018
Stonegate Pub Company Financing PLC	10.750	07-31-29	GBP	320,000	429,456
Textiles, apparel and luxury goods 0.7%
CT Investment GmbH	6.375	04-15-30	EUR	500,000	592,540
Consumer staples 1.8%					1,511,964
Consumer staples distribution and retail 1.4%
Bellis Acquisition Company PLC	8.125	05-14-30	GBP	420,000	527,633
Market Bidco Finco PLC	8.750	01-31-31	GBP	500,000	655,372
Food products 0.4%
Sigma Holdco BV	8.625	04-15-31	EUR	300,000	328,959
Financials 15.3%					12,499,483
Banks 7.0%
Banco de Sabadell SA (6.500% to 5-20-31, then 5 Year Euro Swap Rate + 4.281%) (A)	6.500	05-20-31	EUR	400,000	474,976
Bank of Cyprus Holdings PLC (11.875% to 12-21-28, then 5 Year EURIBOR ICE Swap Rate + 9.126%) (A)	11.875	12-21-28	EUR	200,000	277,349
Banque Internationale a Luxembourg SA (7.250% to 3-7-31, then 5 Year EURIBOR ICE Swap Rate + 5.111%) (A)	7.250	09-07-30	EUR	200,000	239,698
Barclays PLC (4.375% to 9-15-28, then 5 Year CMT + 3.410%) (A)	4.375	03-15-28		229,000	217,598
Barclays PLC (8.500% to 12-15-30, then 5 Year British Pound Swap Rate + 4.881%) (A)	8.500	06-15-30	GBP	500,000	694,901
BAWAG Group AG (7.250% to 3-18-30, then 5 Year EURIBOR ICE Swap Rate + 5.052%) (A)	7.250	09-18-29	EUR	200,000	240,747
CCF Holding SAS (9.250% to 12-12-29, then 5 Year Euro Swap Rate + 6.631%) (A)	9.250	06-12-29	EUR	400,000	499,434
Close Brothers Group PLC (11.125% to 5-29-29, then 5 Year United Kingdom Gilt Rate + 7.039%) (A)	11.125	11-29-28	GBP	500,000	689,297
Coventry Building Society (8.750% to 12-11-29, then 5 Year United Kingdom Gilt Rate + 4.727%) (A)	8.750	06-11-29	GBP	204,000	284,098
Deutsche Pfandbriefbank AG (7.125% to 10-4-30, then 5 Year EURIBOR ICE Swap Rate + 4.859%)	7.125	10-04-35	EUR	200,000	232,319
La Banque Postale SA (3.000% to 5-20-29, then 5 Year Euro Swap Rate + 3.121%) (A)	3.000	11-20-28	EUR	600,000	627,135
NIBC Bank NV (8.250% to 7-4-30, then 5 Year Euro Swap Rate + 5.599%) (A)	8.250	01-04-30	EUR	200,000	247,724
OTP Bank NYRT (7.300% to 7-30-30, then 5 Year CMT + 2.861%)	7.300	07-30-35		500,000	519,941
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)	5.375	11-18-30		282,000	261,218
Standard Chartered PLC (4.300% to 2-19-29, then 5 Year CMT + 3.135%) (A)	4.300	08-19-28		201,000	189,698
Capital markets 4.1%
Deutsche Bank AG (4.625% to 4-30-28, then 5 Year EURIBOR ICE Swap Rate + 4.747%) (A)	4.625	10-30-27	EUR	600,000	665,725
Investec PLC (10.500% to 2-28-30, then 5 Year United Kingdom Gilt Rate + 6.566%) (A)	10.500	08-28-29	GBP	252,000	370,813
Thulite SA (B)	10.437	07-04-44	EUR	2,000,000	2,287,420
Financial services 3.0%
Aareal Bank AG (9.875% to 7-31-30, then 5 Year CMT + 5.068%) (A)	9.875	07-31-30		600,000	639,756
Deutsche Pfandbriefbank AG (5 Year EURIBOR ICE Swap Rate + 5.383%) (A)(C)	8.474	04-28-28	EUR	400,000	432,912
Kane Bidco, Ltd.	7.750	07-15-31	GBP	500,000	671,942
OSB Group PLC (6.000% to 4-7-27, then 5 Year United Kingdom Gilt Rate + 5.393%) (A)	6.000	10-07-26	GBP	400,000	524,654
Sherwood Financing PLC	9.625	12-15-29	GBP	169,000	227,721
Insurance 1.2%
Pension Insurance Corp. PLC	8.000	11-13-33	GBP	131,000	191,422
1	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Insurance (continued)
RL Finance Bonds No.6 PLC (10.125% to 11-25-33, then 5 Year United Kingdom Gilt Rate + 6.344%) (A)	10.125	05-25-33	GBP	200,000	$308,491
Rothesay Life PLC (4.875% to 10-13-27, then 5 Year CMT + 3.580%) (A)	4.875	04-13-27		500,000	482,494
Health care 0.9%					727,286
Biotechnology 0.9%
Grifols SA	7.500	05-01-30	EUR	604,000	727,286
Materials 0.1%					113,146
Chemicals 0.1%
INEOS Quattro Finance 2 PLC	6.750	04-15-30	EUR	105,000	113,146
Real estate 0.5%					391,863
Real estate management and development 0.5%
Aroundtown Finance Sarl (8.625% to 8-7-29, then 5 Year United Kingdom Gilt Rate + 4.493% to 8-7-34, then United Kingdom Gilt Rate + 4.743% to 8-7-49, then United Kingdom Gilt Rate + 5.493%) (A)	8.625	05-07-29	GBP	102,000	136,390
CPI Property Group SA (4.875% to 11-16-26, then 5 Year Euro Swap Rate + 5.733% to 11-16-31, then 5 Year Euro Swap Rate + 5.983% to 11-16-46, then 5 Year Euro Swap Rate + 6.733%) (A)	4.875	08-18-26	EUR	132,000	146,114

CPI Property Group SA (7.500% to 6-24-31, then Year EURIBOR ICE Swap Rate + 5.232% to 6-24-36, then Year EURIBOR ICE Swap Rate + 5.482% to 6-24-46, then Year EURIBOR ICE Swap Rate + 6.232%) (A)	7.500	03-26-31	EUR	100,000	109,359
Term loans (D) 39.9%					$32,624,978
(Cost $32,227,810)
Communication services 3.1%					2,561,664
Entertainment 0.3%
Hoya Midco LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.250%)	6.558	02-03-29		249,375	216,256
Interactive media and services 1.7%
MH Sub I LLC, 2023 Term Loan (1 month CME Term SOFR + 4.250%)	8.606	05-03-28		90,936	86,526
ZPG, Ltd., 2023 GBP Term Loan B (1 month SONIA + 5.500%)	6.756	07-20-28	GBP	1,000,000	1,320,095
Media 1.1%
Directv Financing LLC, 2024 Term Loan (3 month CME Term SOFR + 5.250%)	9.820	08-02-29		442,455	438,287
Nexstar Media, Inc., 2025 Term Loan B5 (1 month CME Term SOFR + 2.500%)	6.856	06-28-32		500,000	500,500
Consumer discretionary 8.2%					6,698,777
Diversified consumer services 2.8%
AD Education SAS, 2024 EUR Term Loan B (6 month EURIBOR + 4.000%)	6.756	11-14-31	EUR	1,000,000	1,145,034
Eagle Bidco, Ltd., 2021 EUR Term Loan B (1 month EURIBOR + 3.250%)	6.756	03-20-28	EUR	1,000,000	1,143,345
Hotels, restaurants and leisure 2.2%
Bally’s Corp., 2021 Term Loan B (3 month CME Term SOFR + 3.250%)	7.844	10-02-28		91,629	89,892
International Entertainment JJCo 3, Ltd., USD Term Loan B (3 month CME Term SOFR + 3.750%)	8.058	04-29-32		100,000	100,500
Kingpin Intermediate Holdings LLC, 2023 Term Loan B (1 month CME Term SOFR + 3.500%)	7.856	02-08-28		496,203	496,203
QSRP Finco Sarl, EUR Term Loan B (6 month EURIBOR + 4.000%)	6.069	06-19-31	EUR	1,000,000	1,144,258
Leisure products 0.6%
Recess Holdings, Inc., 2025 Repriced Term Loan (3 month CME Term SOFR + 3.750%)	8.069	02-20-30		495,006	496,556
Specialty retail 1.3%
PetSmart, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.750%)	8.206	02-11-28		494,859	493,211
Restoration Hardware, Inc., Term Loan B (1 month CME Term SOFR + 2.500%)	6.971	10-20-28		84,571	81,622
Victra Holdings LLC, 2025 Repriced Term Loan B (3 month CME Term SOFR + 4.250%)	8.546	03-31-29		475,312	475,907
Textiles, apparel and luxury goods 1.3%
Breitling Financing Sarl, 2021 EUR Term Loan B (6 month EURIBOR + 3.900%)	5.937	10-25-28	EUR	1,000,000	1,032,249
Consumer staples 3.7%					3,022,656
Consumer staples distribution and retail 1.3%
Market Bidco, Ltd., 2024 EUR Term Loan B (3 month EURIBOR + 4.500%)	6.627	11-04-30	EUR	900,000	1,023,105
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | QUARTERLY REPORT	2

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Food products 2.4%
Alltech, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.250%)	8.721	08-13-30		497,468	$498,712
Artisan Newco BV, 2025 EUR Term Loan B (3 month EURIBOR + 4.000%)	5.961	04-01-32	EUR	989,866	1,134,436
Froneri US, Inc., 2024 USD Term Loan B4 (6 month CME Term SOFR + 2.000%)	6.197	09-30-31		229,683	227,653
Nourish Buyer I, Inc., 2025 Term Loan B (3 month CME Term SOFR + 4.500%)	8.818	07-09-32		100,000	99,500
Primary Products Finance LLC, 1st Lien Term Loan B (E)	TBD	04-01-29		40,017	39,250
Financials 3.6%					2,952,260
Capital markets 0.6%
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (1 month CME Term SOFR + 3.000%)	7.358	07-31-31		496,250	496,662
Consumer finance 0.0%
NorthAB LLC, 2025 Repriced Term Loan B (3 month CME Term SOFR + 2.500%)	6.796	11-23-28		42,376	41,908
Financial services 0.6%
GC Ferry Acquisition I, Inc., Delayed Draw Term Loan B (E)	TBD	06-06-32		69,738	68,649
GC Ferry Acquisition I, Inc., Term Loan B (E)	TBD	06-06-32		408,468	402,087
Insurance 2.4%
Acrisure LLC, 2024 1st Lien Term Loan B6 (1 month CME Term SOFR + 3.000%)	7.356	11-06-30		496,256	495,636
Asurion LLC, 2025 Term Loan B13 (1 month CME Term SOFR + 4.250%)	8.606	09-19-30		310,334	303,585
Athena Bidco SASU, 2024 EUR Term Loan B2 (3 month EURIBOR + 3.250%)	5.230	04-14-31	EUR	1,000,000	1,143,733
Health care 3.8%					3,091,789
Health care providers and services 2.6%
Ensemble RCM LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.000%)	7.308	08-01-29		494,987	496,982
Inception Finco Sarl, 2025 EUR Term Loan B (3 month EURIBOR + 3.500%)	5.480	04-09-31	EUR	1,000,000	1,143,927
Team Public Choices LLC, Term Loan (3 month CME Term SOFR + 5.000%)	9.570	12-20-27		465,881	461,637
Health care technology 0.6%
Cotiviti, Inc., 2024 Term Loan (1 month CME Term SOFR + 2.750%)	7.079	05-01-31		493,769	492,125
Pharmaceuticals 0.6%
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan (1 month CME Term SOFR + 4.000%)	8.356	04-23-31		496,250	497,118
Industrials 10.4%					8,460,290
Commercial services and supplies 6.9%
Albion Financing 3 SARL, 2025 EUR Term Loan (3 month EURIBOR + 3.000%)	5.024	05-21-31	EUR	1,000,000	1,139,647
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B (1 month CME Term SOFR + 3.750%)	8.206	05-12-28		296,501	296,978
Financiere Pax SAS, 2025 EUR Term Loan B (6 month EURIBOR + 4.000%)	6.756	12-31-29	EUR	1,000,000	1,141,850
HomeServe USA Holding Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	6.351	10-21-30		493,750	492,669
Prime Security Services Borrower LLC, 2025 Incremental Term Loan B2 (E)	TBD	03-07-32		250,000	248,595
Shilton Bidco, Ltd., 2025 EUR Term Loan B (3 month EURIBOR + 3.750%)	5.730	01-14-30	EUR	1,000,000	1,143,642
Techem Verwaltungsgesellschaft 675 mbH, 2024 EUR Term Loan B5 (3 month EURIBOR + 3.500%)	5.638	07-15-29	EUR	1,000,000	1,146,472
Construction and engineering 0.6%
Flynn Canada, Ltd., Term Loan B (1 month CME Term SOFR + 4.500%)	8.971	07-31-28		483,444	479,818
Ground transportation 0.1%
Beacon Mobility Corp., 2025 Term Loan B (E)	TBD	06-17-30		63,494	63,454
Beacon Mobility Corp., Delayed Draw Term Loan (E)	TBD	06-17-30		8,698	8,692
Machinery 0.6%
Brown Group Holding LLC, 2022 Incremental Term Loan B2 (1 and 3 month CME Term SOFR + 2.500%)	6.828	07-01-31		22,387	22,409
Brown Group Holding LLC, Term Loan B (1 month CME Term SOFR + 2.500%)	6.856	07-01-31		494,886	495,227
Professional services 2.2%
Camelot US Acquisition LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	7.106	01-31-31		464,942	464,361
Grant Thornton Advisors LLC, 2025 Delayed Draw Term Loan (1 month CME Term SOFR + 2.750%)	7.106	06-02-31		7,104	7,106
Grant Thornton Advisors LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.856	06-02-31		182,150	182,183
Impala Bidco 0, Ltd., GBP Term Loan (1 month SONIA + 5.250%)	9.467	06-08-28	GBP	1,000,000	927,756
3	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Professional services (continued)
The Dun & Bradstreet Corp., 2024 Term Loan (1 month CME Term SOFR + 2.250%)	6.603	01-18-29		199,495	$199,431
Information technology 6.3%					5,185,173
IT services 0.7%
Imprivata, Inc., 2025 Term Loan B (3 month CME Term SOFR + 3.000%)	7.321	12-01-27		496,231	497,030
Sonicwall US Holdings, Inc., 2023 Term Loan (E)	TBD	05-18-28		120,519	119,113
Software 4.4%
Boxer Parent Company, Inc., 2025 USD Term Loan B (3 month CME Term SOFR + 3.000%)	7.333	07-30-31		498,750	498,585
Claudius Finance Sarl, 2025 EUR Term Loan B5 (3 month EURIBOR + 2.750%)	4.776	07-10-28	EUR	1,000,000	1,139,180
Ivanti Software, Inc., 2025 1st Lien Term Loan (3 month CME Term SOFR + 4.750%)	9.023	06-01-29		11,141	9,395
Leia Finco US LLC, 1st Lien Term Loan (3 month CME Term SOFR + 3.250%)	7.570	10-09-31		438,607	438,971
McAfee Corp., 2024 USD 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%)	7.327	03-01-29		496,256	478,783
Rocket Software, Inc., 2023 USD Term Loan B (1 month CME Term SOFR + 3.750%)	8.106	11-28-28		997,487	999,363
Technology hardware, storage and peripherals 1.2%
IN Smart Identity France SAS, 2024 EUR Term Loan B (3 month EURIBOR + 4.000%)	5.980	09-29-28	EUR	750,000	856,302
Sandisk Corp., Term Loan B (3 month CME Term SOFR + 3.000%)	7.321	02-20-32		149,010	148,451
Materials 0.8%					652,369
Chemicals 0.7%
Bakelite US Holdco, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.750%)	8.046	12-23-31		336,714	334,610
Jadex, Inc., Term Loan (1 month CME Term SOFR + 4.750%)	9.221	02-18-28		224,793	204,632
Containers and packaging 0.1%
Clydesdale Acquisition Holdings, Inc., 2025 Delayed Draw Term Loan (1 month CME Term SOFR + 3.250%)	1.804	04-01-32		1,979	59

Clydesdale Acquisition Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	7.606	04-01-32		113,174	113,068
Collateralized mortgage obligations 9.4%					$7,711,969
(Cost $7,675,277)
U.S. Government Agency 9.4%					7,711,969
FARM Mortgage Trust
Series 2024-2, Class B (F)(G)	5.595	08-01-54		3,177,222	2,754,686
Federal Home Loan Mortgage Corp.
Series 2020-DNA1, Class B2 (30 day Average SOFR + 5.364%) (C)(F)	9.714	01-25-50		1,750,000	1,911,875

Series 2021-DNA2, Class B2 (30 day Average SOFR + 6.000%) (C)(F)	10.350	08-25-33		2,500,000	3,045,408
Asset-backed securities 20.7%					$16,874,607
(Cost $15,945,557)
Asset-backed securities 20.7%					16,874,607
Ares European CLO XIII DAC
Series 13X, Class E (3 month EURIBOR + 6.350%) (C)	8.374	07-20-32	EUR	2,850,000	3,264,741
Blackrock European CLO III DAC
Series 3X, Class ER (3 month EURIBOR + 6.130%) (C)	8.154	07-19-35	EUR	2,000,000	2,284,469
Cairn CLO XII DAC
Series 2020-12X, Class FR (3 month EURIBOR + 9.240%) (C)	11.266	07-15-34	EUR	1,500,000	1,701,018
FIGRE Trust
Series 2023-HE2, Class CE (F)(G)	4.804	05-25-53		1,657,266	2,013,407
Harvest CLO XXIX DAC
Series 29A, Class ER (3 month EURIBOR + 6.270%) (C)(F)	8.296	07-15-37	EUR	2,860,000	3,296,469
Providus CLO V DAC
Series 5X, Class E (3 month EURIBOR + 5.290%) (C)	7.433	02-15-35	EUR	2,700,000	3,049,788
Voya Euro CLO II DAC
Series 2X, Class ER (3 month EURIBOR + 6.020%) (C)	8.046	07-15-35	EUR	1,100,000	1,264,715

	Yield (%)	Shares	Value
Short-term investments 3.3%			$2,717,503
(Cost $2,717,503)
Short-term funds 3.3%			2,717,503
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.2386(H)	2,717,503	2,717,503

SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | QUARTERLY REPORT	4

Total investments (Cost $75,378,340) 95.1%	$77,772,779
Other assets and liabilities, net 4.9%	3,990,790
Total net assets 100.0%	$81,763,569

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(E)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(F)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $13,021,845 or 15.9% of the fund’s net assets as of 7-31-25.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	The rate shown is the annualized seven-day yield as of 7-31-25.
The fund had the following country composition as a percentage of net assets on 7-31-25:
United States	37.6%
Ireland	18.5%
United Kingdom	15.7%
Luxembourg	9.0%
France	6.9%
Germany	4.5%
Netherlands	2.2%
Spain	1.5%
Belgium	1.4%
Other countries	2.7%
TOTAL	100.0%
5	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
GBP	1,000,000	USD	1,356,617	SSB	8/14/2025	—	$(35,854)
USD	41,495,722	EUR	35,300,000	SSB	8/14/2025	$1,184,784	—
USD	825,903	EUR	705,000	SSB	8/18/2025	20,613	—
USD	10,210,538	GBP	7,500,000	SSB	8/14/2025	304,818	—
USD	1,497,710	GBP	1,110,000	SSB	8/18/2025	31,603	—
						$1,541,818	$(35,854)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | QUARTERLY REPORT	6

Notes to Consolidated Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of July 31, 2025, by major security category or type:
	Total value at 7-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Corporate bonds	$17,843,722	—	$15,556,302	$2,287,420
Term loans	32,624,978	—	32,624,978	—
Collateralized mortgage obligations	7,711,969	—	7,711,969	—
Asset-backed securities	16,874,607	—	16,874,607	—
Short-term investments	2,717,503	$2,717,503	—	—
Total investments in securities	$77,772,779	$2,717,503	$72,767,856	$2,287,420
Derivatives:
Assets
Forward foreign currency contracts	$1,541,818	—	$1,541,818	—
Liabilities
Forward foreign currency contracts	(35,854)	—	(35,854)	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
Corporate bonds
Balance as of 10-31-24	$2,175,500
Purchases	—
Sales	—
Realized gain (loss)	—
Net amortization of (premium) discount	—
Change in net unrealized appreciation (depreciation)	111,920
Balance as of 7-31-25	$2,287,420
Change in unrealized appreciation (depreciation) at period end[1]	$111,920

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
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	Fair Value at 7-31-25	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
Corporate bonds	$2,287,420	Market approach	Bid-ask spread	EUR -0.75	EUR -0.75
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of July 31, 2025 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Bid-ask spread	Variable	Variable
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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